LOSS ON DEBT REFINANCING	12 Months Ended
Dec. 31, 2017
LOSS ON DEBT REFINANCING
LOSS ON DEBT REFINANCING

9.LOSS ON DEBT REFINANCING

2017

•	On May 1, 2017, Videotron redeemed all of its issued and outstanding 6.875% Senior Notes due July 15, 2021, in aggregate principal amount of $125.0 million, for a cash consideration of $129.3 million.

•

On May 1, 2017, Quebecor Media redeemed all of its issued and outstanding 7.375% Senior Notes due January 15, 2021, in aggregate principal amount of $325.0 million, for a cash consideration of $333.0 million.

These transactions resulted in a total loss of $15.6 million in 2017.

2016

•

On December 2, 2016, Videotron issued a notice for the redemption of an aggregate principal amount of $175.0 million of its issued and outstanding 6.875% Senior Notes due July 15, 2021. On January 5, 2017, the Senior Notes were redeemed for a cash consideration of $181.0 million.

This transaction resulted in a loss of $7.3 million in 2016.

2015

•

On April 10, 2015, Videotron redeemed all of its issued and outstanding 6.375% Senior Notes due December 15, 2015, in aggregate principal amount of US$175.0 million, and the related hedging contracts were unwound for a total cash consideration of $204.5 million.

•

On July 16, 2015, Videotron redeemed all of its issued and outstanding 9.125% Senior Notes due April 15, 2018, in aggregate principal amount of US$75.0 million, and the related hedging contracts were unwound for a total cash consideration of $75.9 million.

•

On July 16, 2015, Videotron redeemed all of its issued and outstanding 7.125% Senior Notes due January 15, 2020, in aggregate principal amount of $300.0 million, for a total cash consideration of $310.7 million.

These transactions resulted in a total loss of $12.1 million in 2015, net of a gain of $3.9 million previously reported in other comprehensive income.